Fair value and fair value hierarchy of financial instruments - Reconciliation of fair value measurements categorized within Level 3 of the fair value hierarchy (Details) - Significant unobservable inputs (level 3) - Private placement warrants - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Carrying amount (Predecessor)	¥ 94,059	¥ 0
Addition arising from the Business Combination		92,116
Net loss from the change in fair value of warrant liabilities recognized in profit or loss	26,941	2,227
Net gain from the exchange differences on translation of foreign operations recognized in other comprehensive income	(7,553)	(284)
Carrying amount (Successor)	¥ 113,447	¥ 94,059